UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2006 (Unaudited)

DWS International Fund

	Shares	Value ($)

Common Stocks 93.8%
Australia 1.2%
Australia & New Zealand Banking Group Ltd. (Cost $15,787,869)	990,298	22,234,736
Austria 1.2%
Erste Bank der oesterreichischen Sparkassen AG (Cost $17,751,561)	296,200	21,641,477
Belgium 2.4%
InBev NV	333,800	21,906,826
Umicore	142,200	21,377,017

(Cost $33,496,237)		43,283,843
Brazil 3.1%
Companhia Vale do Rio Doce (ADR)	500,336	13,889,327
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred) (a)	620,100	17,648,046
Petroleo Brasileiro SA (ADR)	246,430	23,201,385

(Cost $33,790,658)		54,738,758
Denmark 1.3%
Novo Nordisk AS "B" (Cost $18,890,636)	292,200	22,557,233
Finland 3.4%
Fortum Oyj	654,200	19,123,317
Nokia Oyj	885,397	17,887,967
Nokia Oyj (ADR) (a)	241,096	4,874,961
Nokian Renkaat Oyj (a)	929,610	19,247,348

(Cost $49,357,148)		61,133,593
France 5.4%
Axa	236,089	8,945,463
Pernod Ricard SA (a)	45,771	10,151,993
Societe Generale	210,988	35,356,228
Total SA (a)	575,770	40,991,658

(Cost $56,100,314)		95,445,342
Germany 11.3%
BASF AG (a)	153,927	14,205,764
Bayer AG (a)	430,854	22,223,702
Commerzbank AG (a)	719,317	25,955,115
Continental AG (a)	159,601	18,128,036
Deutsche Boerse AG (a)	123,671	20,704,153
E.ON AG (a)	229,848	29,561,402
Fresenius Medical Care AG & Co. (a)	66,020	8,860,057
Hypo Real Estate Holding AG (a)	586,383	34,204,028
Merck KGaA (a)	123,465	13,547,750
Stada Arzneimittel AG (a)	255,211	13,529,911

(Cost $125,968,594)		200,919,918

Greece 3.0%
Alpha Bank AE	435,626	13,615,636
Hellenic Telecommunications Organization SA*	603,520	17,544,185
National Bank of Greece SA	494,600	22,677,493

(Cost $32,916,528)		53,837,314
Hong Kong 0.0%
FU JI Food & Catering Services (Cost $249,568)	132,700	306,826
Indonesia 0.3%
PT Telekomunikasi Indonesia (ADR) (Cost $4,365,534)	103,600	4,554,256
Ireland 2.1%
Anglo Irish Bank Corp. PLC	961,595	18,274,732
CRH PLC (b)	439,300	16,567,667
CRH PLC (b)	85,800	3,242,694

(Cost $26,071,936)		38,085,093
Italy 3.9%
Banca Italease (a)	602,280	33,887,047
UniCredito Italiano SpA	4,051,400	34,985,308

(Cost $56,986,021)		68,872,355
Japan 18.6%
Canon, Inc.	800,900	42,129,129
Casio Computer Co., Ltd. (a)	701,000	16,024,938
Daito Trust Construction Co., Ltd.	404,900	20,952,828
Eisai Co., Ltd.	353,000	18,848,766
Komatsu Ltd.	977,000	17,742,614
Makita Corp.	574,000	16,488,603
Mitsubishi Corp.	621,600	11,585,072
Mitsui Fudosan Co., Ltd.	1,212,000	28,348,911
Mizuho Financial Group, Inc.	2,814	20,643,823
Nissan Motor Co., Ltd.	1,609,933	19,521,086
ORIX Corp.	76,250	20,760,818
Shinsei Bank Ltd.	2,447,000	14,463,149
Sumitomo Corp.	1,366,000	19,150,487
Suzuki Motor Corp.	731,000	20,911,788
Toyota Motor Corp.	492,300	29,611,416
Yamaha Motor Co., Ltd.	482,000	13,191,310

(Cost $239,935,730)		330,374,738
Korea 1.1%
Samsung Electronics Co., Ltd. (Cost $6,871,188)	27,441	18,818,578
Luxembourg 0.9%
Millicom International Cellular SA* (Cost $9,996,124)	285,400	16,342,004
Mexico 0.9%
Fomento Economico Mexicano SA de CV (ADR) (Cost $10,314,191)	150,400	15,829,600
Netherlands 1.4%
ING Groep NV (CVA) (Cost $21,931,560)	571,500	24,372,838
Norway 1.4%
Statoil ASA (Cost $23,742,361)	874,200	24,349,215

Pakistan 0.2%
MCB Bank Ltd. (GDR) 144A* (Cost $4,449,604)	250,148	4,410,109
Philippines 0.3%
Philippine Long Distance Telephone Co. (ADR) (Cost $5,915,828)	119,300	5,858,823
Spain 1.4%
Telefonica SA (Cost $22,154,485)	1,198,742	24,321,095
Sweden 3.5%
Atlas Copco AB “B”	556,600	15,933,352
Swedish Match AB	1,220,100	21,603,097
Tele2 AB “B”	689,400	8,859,697
Telefonaktiebolaget LM Ericsson “B”	4,202,300	16,317,330

(Cost $57,138,415)		62,713,476
Switzerland 7.5%
Compagnie Financiere Richemont AG “A” (Unit)	422,612	22,769,342
Novartis AG (Registered)	408,215	23,848,891
Phonak Holding AG (Registered)	81,034	6,062,598
Roche Holding AG (Genusschein)	151,022	27,287,056
UBS AG (Registered)	704,141	42,343,601
Xstrata PLC	259,202	11,620,422

(Cost $79,151,875)		133,931,910
Taiwan 0.6%
Hon Hai Precision Industry Co., Ltd. (Cost $3,974,197)	1,476,323	10,750,590
Turkey 0.4%
Turkiye Is Bankasi (Isbank) "C" (Cost $5,607,761)	1,608,380	6,698,589
United Kingdom 17.0%
Aviva PLC	1,243,976	19,283,103
BHP Billiton PLC	1,711,685	32,698,970
BP PLC	994,970	11,269,595
Greene King PLC	1,055,682	21,464,341
Hammerson PLC	789,608	22,419,064
Imperial Tobacco Group PLC	733,400	26,948,667
Informa PLC	920,130	10,239,130
Prudential PLC	1,372,591	17,860,827
Punch Taverns PLC	634,769	14,396,023
Rolls-Royce Group PLC “B”	55,525,192	110,786
Royal Bank of Scotland Group PLC	522,749	18,963,777
Shire PLC	1,009,621	20,295,513
Standard Chartered PLC	652,976	18,800,793
Tesco PLC	2,355,417	18,145,567
Vodafone Group PLC	8,004,804	21,194,213
Whitbread PLC	943,333	28,564,503

(Cost $209,888,281)		302,654,872

Total Common Stocks (Cost $1,172,804,204)		1,669,037,181
Preferred Stocks 1.5%
Germany
Fresenius AG (a)	45,726	9,147,871
Porsche AG (a)	15,361	17,822,634

Total Preferred Stocks (Cost $21,451,599)		26,970,505

Securities Lending Collateral 10.0%
Daily Assets Fund Institutional, 5.34% (c) (d) (Cost $177,997,335)	177,997,335	177,997,335
Cash Equivalents 4.4%
Cash Management QP Trust, 5.33% (e) (Cost $78,430,477)	78,430,477	78,430,477
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,450,683,615)	109.7	1,952,435,498
Other Assets and Liabilities, Net	(9.7)	(172,247,772)

Net Assets	100.0	1,780,187,726

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at November 30, 2006 amounted to $169,880,972 which is 9.5% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending.
(e)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Asndelen
GDR: Global Depositary Receipt
At November 30, 2006, the DWS International Fund had the following sector diversification:
Sector	Market Value ($)	As a % of Common and Preferred Stocks
Financials	551,850,818	32.5%
Consumer Discretionary	289,640,152	17.1%
Health Care	163,985,646	9.7%
Materials	135,825,563	8.0%
Consumer Staples	114,585,750	6.8%
Information Technology	110,778,555	6.5%
Energy	99,811,853	5.9%
Telecommunication Services	98,674,273	5.8%
Industrials	82,170,357	4.8%
Utilities	48,684,719	2.9%
Total	1,696,007,686	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 January 23, 2007